PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
PROPERTY, PLANT AND EQUIPMENT, NET
Depreciation expense	$ 1,126	$ 27,084	$ 34,610
Property, plant and equipment	5,894	5,894
Pledged its building with carrying value	$ 0	$ 0